Financial Assets at Fair Value - Summary of Movement of Other Investment (Details) - Equity Investments in Unlisted Securities ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
Reclassification from available-for-sale financial assets	¥ 10
Addition (note)	276
Fair value change	(30)
At end of the year	¥ 256